Document and Entity Information	3 Months Ended
Dec. 31, 2018 shares
Cover [Abstract]
Entity Registrant Name	Castor Maritime Inc.
Entity Central Index Key	0001720161
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Common Stock, Shares Outstanding	2,400,000
Document Type	20-F
Document Annual Report	false
Document Transition Report	true
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY